Consolidated Balance Sheets - USD ($)	Jan. 31, 2023	Jan. 31, 2022
CURRENT ASSETS:
Cash and cash equivalents	$ 1,985,440	$ 4,891,868
Accounts receivable	113,045	71,380
Inventory	229,335	131,648
Prepaid expenses	365,925	370,472
Total Current Assets	2,693,745	5,465,368
PROPERTY & EQUIPMENT-net	897,735	979,297
OTHER ASSETS:
Goodwill	5,021,713	5,349,039
Operating lease right of use asset	62,754	19,043
Intangible assets-net	780,430	926,913
TOTAL ASSETS	9,456,377	12,739,660
CURRENT LIABILITIES:
Accounts payable and accrued expenses	534,679	639,539
Deferred revenue	162,903	106,267
Operating lease liability-current portion	31,291	19,331
Notes payable-current portion	19,740	14,119
Total Current Liabilities	748,613	779,256
LONG-TERM LIABILITIES:
Note payable-net of current portion	100,497	101,119
Operating lease liability-net of current portion	34,277
Total Liabilities	883,387	880,375
Commitments and Contingencies
STOCKHOLDERS' EQUITY:
Preferred stock, $.001 par value, 10,000,000 shares authorized, -0- outstanding
Common stock, $.001 par value, 291,666,666 shares authorized; 7,843,150 shares issued at January 31, 2023 and 9,187,659 issued at January 31, 2022,7,833,150 and 9,154,846 shares outstanding as of January 31,2023 and 2022, respectively	7,833	9,155
Additional paid-in-capital	31,092,807	29,966,132
Accumulated other comprehensive loss	(304)	(304)
Treasury stock, 10,000 and 32,813 shares at cost, respectively	(32,641)	(104,467)
Accumulated deficit	(22,494,705)	(18,011,231)
Total Stockholders' Equity	8,572,990	11,859,285
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 9,456,377	$ 12,739,660